Significant Accounting Policies (Details) - USD ($)		3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Aug. 16, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Cash		$ 110,855			$ 110,855	$ 546,632
Assets held in trust account		53,246,222			53,246,222	100,525,498
Interest income		681,853	$ 451,036	$ 473,721	2,956,252	$ 1,309,248
Additional paid in capital		$ 0			$ 0
Common stock redemption (in Shares)		4,791,507			4,791,507	4,791,507
Cash withdrawn from trust					$ 50,225,065
Offering costs		$ 5,966,117			$ 5,966,117
U.S. federal excise tax	1.00%					21.00%
Cash in bank						$ 546,632
Interest income						$ 1,309,248
Redemption price per share (in Dollars per share)						$ 10.24
Expenses of offering						$ 5,966,117
Federal deposit insurance corporation limit						$ 297,000,000,000
Excise tax						1.00%
Fair value (in Shares)						505,000
Forfeitures (in Shares)						75,650
Granted amount						$ 107,712
Total amount (in Shares)						429,350
Price per share (in Dollars per share)						$ 0.25
Class A Common Stock [Member]
Significant Accounting Policies [Line Items]
Redemption price per share (in Dollars per share)		$ 10.68			$ 10.68	$ 10.25
Common stock redemption (in Shares)						4,791,507
Common stock subject to possible redemption, shares (in Shares)		4,983,493			4,983,493	9,775,000
Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Assets held in trust account						$ 100,525,498
IRA [Member]
Significant Accounting Policies [Line Items]
U.S. federal excise tax	1.00%